Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,117,000
Previously Paid Amount	0.00
Total Fee Amount	154.26
Total Offset Amount	0.00
Net Fee	154.26
Narrative - Max Aggregate Offering Price	$ 1,117,000
Final Prospectus	true